INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets
The components of intangible assets at December 31 were as follows:

	2018
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,163	$13,328	$1,835
Licenses	50,740	49,112	1,628
Intellectual property	28,277	18,671	9,606
Customer relationships	118,741	61,993	56,748
Brand	14,854	2,536	12,318
In-process research and development	10,521	7,766	2,755
	$238,296	$153,406	$84,890

	2017
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,404	$12,077	$3,327
Licenses	51,859	50,434	1,425
Intellectual property	28,411	13,541	14,870
Customer relationships	124,706	53,627	71,079
Brand	15,153	1,318	13,835
In-process research and development	11,012	6,949	4,063
	$246,545	$137,946	$108,599

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2019	17,263
2020	13,605
2021	9,750
2022	8,699
2023	8,452